Newbuildings - Schedule of Newbuidlings (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
New buildings [Abstract]
Opening balance			$ 135.5	$ 135.5	$ 135.5
Impairment	$ (124.4)	$ 0.0	(124.4)	$ 0.0	0.0
Total	$ 11.1		$ 11.1		$ 135.5